UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549




                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number   811-3627

                        Greenspring Fund, Incorporated
              (Exact Name of Registrant as Specified in Charter)

                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
              (Address of Principal Executive Offices)(Zip Code)

    Registrant's Telephone Number, including Area Code: (410)823-5353

                       Mr. Charles vK. Carlson, President
                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
                     (Name and address of Agent for Service)

                   Date of fiscal year end: December 31, 2004

                   Date of reporting period: June 30, 2004


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1. Proxy Voting Record



                                         MEETING                                                          FOR/AGAINST   FOR/AGAINST
    ISSUER	       TICKER    CUSIP	      DATE 	       MATTER VOTED ON	         PROPOSED BY   VOTE CAST    ABSTAIN     MANAGEMENT
    ------         ------    -----        ----         ---------------           -----------   ---------    -------     ----------
Middleby Corp	  MIDD   596278101     12/15/03  1) Proposal to approve	    Management   12/12/03     AGAINST      AGAINST
				                              Amendments to the
				                              Mgmt. Incentive Plan.
				                           2) Proposal to approve	    Management   12/12/03     AGAINST      AGAINST
				                              Amendments to the
				                              1998 Stock Incentive
				                              Plan.

Emerson	        EMR	   291011104     02/03/04  1) Directors	                Management	01/29/04      FOR	         FOR
				                           2) Re-approval Performance	    Management	01/29/04	  FOR	         FOR
				                              under 1997 Incentive Plan
				                           3) Ratification Ind. Auditors  Management    01/29/04      FOR	         FOR

Griffon	        GFF	   398433102     02/05/04  1) Directors	                Management    01/29/04	  FOR	         FOR

Urstadt Biddle	  UBA	   917286205     03/10/04  1) Directors	                Management	03/09/04      FOR	         FOR
Properties			                           2) Ratification Ind. Auditors  Management    03/09/04	  FOR	         FOR
				                           3) Amend Div Reinvestment	    Management	03/09/04      FOR	         FOR
				                              & Share Purchase Plan
				                           4) Amend Restricted Stock	    Management    03/09/04      FOR	         FOR
				                              Award Plan

J Hancock Bank	  BTO	   409735107     03/18/04  1) Directors	                Management    03/09/04	  FOR	         FOR
& Thrift Opp. Fd.			                     2) Ratification Ind. Auditors  Management    03/09/04      FOR	         FOR

Suntrust Bank	  STI	   867914103     04/20/04  1) Directors	                Management    04/15/04      FOR	         FOR
				                           2) Ratify PWC  LLP as IA	    Management    04/15/04      FOR	         FOR
				                           3) Approve 2004 Stock Plan	    Management    04/15/04      FOR	         FOR

Washington Mutual	  WM	   939322103     04/20/04  1) Directors	                Management    04/14/04      FOR	         FOR
				                           2) Ratify D&T  LLP as IA	    Management    04/14/04	AGAINST      AGAINST
				                           3) Specific compensation plan  Management    04/14/04	AGAINST        FOR

Provident 	        PBKS   743859100     04/21/04  1) Directors	                Management    04/19/04      FOR	         FOR
Bankshares			                           2) Approve 11/3/03 Reorg Plan  Management    04/19/04      FOR	         FOR
				                           3) Approve 2004 Equity Comp    Management    04/19/04	AGAINST      AGAINST
                                                      Plan
                                                   4) Ratify KPMG LLP as IA	    Management    04/19/04	  FOR	         FOR

Burlington 	        BR	   122014103     04/21/04  1) Directors	                Management    04/15/04	 WH - 8	 AGAINST
Resources			                           2) Increase shares to 650 	    Management    04/15/04	  FOR          FOR
                                                      million
                                                   3) Ratify PWC LLP as IA	    Management    04/15/04	  FOR	         FOR

SCS 	              SCST   81111t102     04/21/04  1) Directors	                Management    04/15/04      FOR	         FOR
Transportation			                     2) Ratification Ind. Auditors  Management    04/15/04      FOR	         FOR

ALFA Corporation	  ALFA   15385107	     04/22/04  1) Directors	                Management    04/19/04	  FOR	         FOR

Michael Baker	  BKR	   57149106	     04/22/04  1) Directors	                Management    04/21/04	  FOR	         FOR
				                           2) Amend nonemp. Dir. 	    Management    04/21/04      FOR	         FOR
                                                      Stk Incentive Plan

PPL Corporation	  PPL	   69351t106     04/23/04  1) Directors	                Management    04/19/04      FOR	         FOR
				                           2) Ratify PWC LLP as IA	    Management    04/19/04      FOR	         FOR

Insituform	        INSU   457667103     04/28/04  1) Directors	                Management    04/15/04      FOR	         FOR

Tredegar	        TG	   894650100     04/29/04  1) Directors	                Management    04/27/04   WH - 2,3,4    AGAINST
				                           2) Approve 2004 equity 	    Management    04/27/04	  FOR	         FOR
				                              Incentive Plan

Southern Financial  SFFB   842870107     04/29/04  1) Approve 11/3/03 Reorg Plan  Management    04/26/04      FOR	         FOR
Bancorp

Pentair	        PNR	   709631105     04/30/04  1) Directors	                Management    04/28/04	  FOR	         FOR
				                           2) Approve non-emp. Dir. 	    Management    04/28/04	  FOR	         FOR
                                                      Comp. Plan
                                                   3) Approve omnibus stk 	    Management    04/28/04    AGAINST      AGAINST
                                                      incentive plan
                                                   4) Approve emp stk purchase    Management    04/28/04	  FOR	         FOR
				                              and bonus plan
                                                   5) Approve intl stk purchase   Management    04/28/04	  FOR	         FOR
				                              and bonus plan
                                                   6) Ratify D&T as IA	          Management    04/28/04	  FOR	         FOR

EOG Resources	  EOG	   26875p101	05/04/04 1) Directors	                Management    05/03/04      FOR	         FOR
				                           2) Ratify D&T  LLP as IA	    Management    05/03/04	  FOR	         FOR
				                           3) Approve amended/restated    Management    05/03/04	  FOR	         FOR
                                                      1992 stock plan
                                                   4) Other business	          Management    05/03/04	  FOR	         FOR

United National 	  UNGL   91103x102	05/04/04 1) Directors United National   Management    04/28/04      FOR	         FOR
Group                                                 Group
                                                   2) Approve the share incentive Management    04/28/04	  FOR	         FOR
                                                      plan
                                                   3) Ratify PWC as IA for 	    Management    04/28/04      FOR	         FOR
                                                      United Natl Grp
                                                   4) Directors Wind River  	    Management    04/28/04	  FOR	         FOR
                                                      Ins. Grp Barbados
                                                   5) Ratify PWC as IA for 	    Management    04/28/04      FOR	         FOR
                                                      Wind River Ins Grp
                                                   6) Directors Wind River        Management    04/28/04	  FOR	         FOR
                                                      Ins Grp Bermuda
                                                   7) Ratify PWC as IA for        Management    04/28/04      FOR	         FOR
                                                      Wind River Ins Grp
                                                   8) Directors Wind River 	    Management    04/28/04	  FOR	         FOR
                                                      Services Ltd
                                                   9) Ratify PWC as IA for 	    Management    04/28/04	  FOR	         FOR
                                                      Wind River Services

Imation Corp	  IMN	   45245a107      05/05/04 1) Directors	                Management    05/04/04      FOR	         FOR
				                           2) Ratify PWC LLP as IA	    Management    05/04/04	  FOR	         FOR

W. R. Berkley Corp  BER	   84423102	      05/11/04 1) Directors	                Management    05/10/04	  FOR	         FOR
				                           2) Approve 2004 long term 	    Management    05/10/04      FOR	         FOR
                                                      incentive plan
                                                   3) Approve amend/restated 	    Management    05/10/04	  FOR	         FOR
                                                      Cert of Inc.
                                                   4) Ratify KPMG  LLP as IPA	    Management    05/10/04      FOR	         FOR

Nisource Inc.	  NI	   65473p105	05/11/04 1) Directors	                Management    05/10/04	  FOR	         FOR
				                           2) Ratify D&T as IA	          Management    05/10/04	  FOR	         FOR

CIT Group Inc.	  CIT	   125581108	05/12/04 1) Directors	                Management    05/10/04	  FOR	         FOR
				                           2) Ratify PWC  LLP as IA	    Management    05/10/04	  FOR	         FOR

Partnerre Ltd	  PRE	   g68527105	05/13/04 1) Directors	                Management    04/26/04	  FOR	         FOR
				                           2) Modify board compositon	    Management    04/26/04	  FOR	         FOR
				                           3) Amend by-laws	          Management    04/26/04	  FOR	         FOR
				                           4) Increase shares/emp 	    Management    04/26/04	  FOR	         FOR
                                                      incentive plan
                                                   5) Ratify D&T as IA	          Management    04/26/04	  FOR	         FOR

First Potomac 	  FPO	   33610f109	05/13/04 1) Directors	                Management    05/11/04      FOR	         FOR
Realty

Wabash National     WNC	   929566107	05/13/04 1) Directors	                Management    05/11/04	  FOR	         FOR
Corp				                           2) Approve 2004 stock          Management    05/11/04	  FOR	         FOR
                                                      incentive plan
                                                   3) Other matters	          Management    04/26/04	  FOR	         FOR

NABI 	              NABI   629519109	05/14/04 1) Directors	                Management    05/12/04      FOR	         FOR
Biopharmaceuticals			               2) Amend/restate Articles 	    Management    05/12/04	  FOR	         FOR
                                                      of Incorporation
                                                   3) approve/amend 2000 equity   Management    05/12/04	AGAINST	 AGAINST
                                                      incentive plan
                                                   4) Approve 2004 stk plan       Management    05/12/04	  FOR	         FOR
                                                      non-emp directors

Hilb Rogal Hobbs	  HRH	   431294107	05/14/04 1) Directors	                Management    05/03/04	 WH - 4	 AGAINST
				                           2) Approve amend. Articles     Management    05/03/04      FOR	         FOR
                                                      of Incorporation
                                                   3) Approve outside dir.        Management    05/03/04      FOR	         FOR
                                                      deferral plan
                                                   4) Approval of Emp. Stk.	    Management    05/03/04	  FOR	         FOR
                                                      Purchase Plan
                                                   5) Approval of prop. for       Management    05/03/04      FOR          FOR
                                                      Adjournment, if nec

FTI Consulting	  FCN	   302941109	05/19/04 1) Directors	                Management    05/19/04	  FOR	         FOR
				                           2) Approve 2004 long-term 	    Management    05/19/04      FOR	         FOR
                                                      incentive plan
                                                   3) Approve ESOP/increase  	    Management    05/19/04	  FOR	         FOR
                                                      authorized shares
                                                   4) Ratify Ernst & Young as IA  Management    05/19/04      FOR	         FOR

U.S.I. Holdings	  USIH   90333h101	05/21/04 1) Directors	                Management    05/20/04      FOR	         FOR
				                           2) Other business	          Management    05/20/04	  FOR	         FOR

Columbia Bancorp	  CBMD   197227101	05/25/04 1) Directors	                Management    05/20/04	  FOR	         FOR

Waste Industries 	  WWIN   941057101	05/25/04 1) Directors	                Management    05/24/04	  FOR	         FOR
USA				                           2) Ratify D&T as IA	          Management    05/24/04	  FOR	         FOR
				                           3) Other matters	          Management    05/24/04	  FOR	         FOR

Gladstone  	        GLAD   376536108	05/26/04 1) Directors	                Management    05/24/04	  FOR	         FOR
Commercial Corp			                     2) Approve change to 	    Management    05/24/04	AGAINST	 AGAINST
                                                      investment policies
                                                   3) Amend 2003 equity 	    Management    05/24/04      FOR	         FOR
                                                      incentive plan
                                                   4) Ratify PWC as IA	          Management    05/24/04	  FOR	         FOR

Calpine 	        CPN	   131347106	05/26/04 1) Directors	                Management	05/24/04      FOR	         FOR
Corporation			                           2) Amend/restate Articles      Management    05/24/04      FOR	         FOR
                                                      of Incorporation
                                                   3) Increase shares in 1996     Management	05/24/04	  FOR	         FOR
                                                      Stk Incentive Plan
                                                   4) Increase shares in 2000     Management    05/24/04	  FOR	         FOR
                                                      ESOP Plan
                                                   5) Adoption of indigenous      Shareholder	05/24/04	AGAINST	   FOR
				                              peoples policy
                                                   6) Proposal regarding Sr       Shareholder   05/24/04	AGAINST        FOR
                                                      Exec Equity Comp Plan
                                                   7) Proposal regarding 	    Shareholder   05/24/04	AGAINST        FOR
                                                      shareholder voting
                                                   8) Ratify PWC as IA	          Management    05/24/04	  FOR	         FOR

Yardville Natl 	  YANB   985021104	06/03/04 1) Directors	                Management    06/01/04	  FOR	         FOR
Bancorp

Emcor	              EME	   29084q100	06/10/04 1) Directors	                Management	06/09/04      FOR	         FOR
				                           2) Ratify Ernst & Young as IA  Management    06/09/04      FOR	         FOR






                               Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greenspring Fund, Incorporated

By: /s/ Charles vK. Carlson
Charles vK. Carlson
Chief Executive Officer

August 4, 2004